FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	March 31, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$137	$-	$-	$137
Cash deposits and other	1,257	-	-	1,257
Marketable securities*:
Auction rate securities	-	-	25	25
Collateral debt obligations	-	-	1	1
Equity securities	76	-	-	76
Structured investment vehicles	-	99	-	99
Other	7	-	-	7
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(38)	-	(38)
Interest rate and cross-currency swaps (liabilities)	-	(83)	-	(83)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate and cross-currency swaps (assets)	-	11	-	11
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$1,477	$9	$(105)	$1,381

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities*:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other - mainly debt securities	5	-	-	5
Derivatives **:
Liability derivatives - mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	March 31,	December 31,
	2013	2012

	U.S. $ in millions

Senior notes included under long term liabilities	$(9,049)	$(10,494)
Senior notes and convertible senior debentures included under short term liabilities	(2,615)	(2,870)

Carrying value at the end of the period	$(11,664)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
At March 31, 2013 and December 31, 2012, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

March 31, 2013	$345	$331	$28	$14
December 31, 2012	$541	$533	$27	$19

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	March 31,	December 31,
	2013	2012

	U.S. $ in millions
Carrying value at the beginning of the period	$(98)	$(139)
Amount realized	(8)	(10)
Contingent consideration in connection with Cephalon acquisition	-	40
Net change to fair value:
Included in earnings - financial expense - net	1	4
Included in accumulated other comprehensive loss	-	7

Carrying value at the end of the period	$(105)	$(98)